Management remuneration (Tables)	12 Months Ended
Dec. 31, 2021
The payment of key management personnel for the provision of their services is presented below:

The key management personnel includes statutory directors and the Board of Directors. The payment of key management personnel for the provision of their services is presented below:

	2021	2020	2019

Short-term benefits	31,494	23,949	22,524
Other long-term benefits	1,052	4,544	900
Share-based payments remuneration	15,176	6,343	5,379
	47,722	34,836	28,803